Revenues and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Disaggregation Of Revenue [Abstract]
Schedule of Disaggregation of Revenue	disaggregated revenues by types and models were as follows:
	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Degree- or diploma-oriented post-secondary courses	296,269	822,832	1,814,178
Professional certification preparation and professional skills courses	122,005	145,840	161,366
Subtotal Online educational courses	418,274	968,672	1,975,544
Commissions	4,528	4,105	6,374
Others	1,284	1,901	587
Total revenues	424,086	974,678	1,982,505
Less: sales tax and surcharges	(5,176)	(4,516)	(8,520)
Total net revenues	418,910	970,162	1,973,985
Revenue by models:
Gross revenues:
Refundable	79,541	126,277	85,630
Non-refundable	338,733	842,395	1,889,914
Subtotal Online educational courses	418,274	968,672	1,975,544
Commissions	4,528	4,105	6,374
Others	1,284	1,901	587
Total revenues	424,086	974,678	1,982,505
Less: sales tax and surcharges	(5,176)	(4,516)	(8,520)
Total net revenues	418,910	970,162	1,973,985

Schedule of Movements of the Deferred Revenue

The movements of the deferred revenue for the years ended December 31, 2017 and 2018 were as follows (1):

	As of December 31,
	2017	2018
	RMB	RMB
Beginning balance (current and noncurrent)	727,569	2,110,428
Additions	2,381,755	3,214,400
Deductions	(998,896)	(2,038,803)
Ending balance (current and noncurrent)	2,110,428	3,286,025
Deferred revenue, current	1,325,954	1,765,085
Deferred revenue, non-current	784,474	1,520,940

(1)	Amounts presented are inclusive of VAT (see VAT in Note 2).